Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Cable One, Inc.	2,317	1,426
Frontier Communications Parent, Inc. *	112,511	1,761
Iridium Communications, Inc.	63,615	2,894
The New York Times Co. - Class A	83,208	3,428
Nexstar Media Group, Inc.	16,954	2,431
TEGNA, Inc.	102,496	1,493
TKO Group Holdings, Inc.	26,652	2,240
Ziff Davis, Inc. *	23,646	1,506
ZoomInfo Technologies, Inc. *	155,221	2,546

Total		19,725

Consumer Discretionary (14.4%)
Adient PLC *	47,639	1,748
Aramark	132,799	4,608
Autoliv, Inc.	38,655	3,729
AutoNation, Inc. *	13,667	2,069
Boyd Gaming Corp.	36,175	2,201
Brunswick Corp.	35,519	2,806
Callaway Golf Co. *	73,550	1,018
Capri Holdings, Ltd. *	59,044	3,106
Carter’s, Inc.	18,950	1,310
Choice Hotels International, Inc.	12,815	1,570
Churchill Downs, Inc.	34,599	4,015
Columbia Sportswear Co.	17,779	1,317
Crocs, Inc. *	31,358	2,767
Deckers Outdoor Corp. *	13,295	6,835
Dick’s Sporting Goods, Inc.	31,876	3,461
Five Below, Inc. *	28,317	4,556
Fox Factory Holding Corp. *	21,553	2,136
GameStop Corp. - Class A *	136,426	2,246
The Gap, Inc.	108,594	1,154
Gentex Corp.	118,755	3,864
The Goodyear Tire & Rubber Co. *	144,203	1,792
Graham Holdings Co. - Class B	1,873	1,092
Grand Canyon Education, Inc. *	15,174	1,774
H&R Block, Inc.	77,470	3,336
Harley-Davidson, Inc.	65,587	2,168
Helen of Troy, Ltd. *	12,259	1,429

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations, Inc. *	36,941	1,504
KB Home	39,529	1,829
Kohl’s Corp.	56,254	1,179
Lear Corp.	29,883	4,010
Leggett & Platt, Inc.	67,741	1,721
Lithia Motors, Inc. - Class A	14,020	4,141
Macy’s, Inc.	138,621	1,609
Marriott Vacations Worldwide Corp.	17,252	1,736
Mattel, Inc. *	180,148	3,969
Murphy USA, Inc.	9,931	3,394
Nordstrom, Inc.	49,289	736
Ollie’s Bargain Outlet Holdings, Inc. *	31,440	2,427
Penn National Gaming, Inc. *	76,866	1,764
Penske Automotive Group, Inc.	9,927	1,658
Planet Fitness, Inc. *	43,019	2,116
Polaris, Inc.	27,106	2,823
PVH Corp.	31,901	2,441
RH *	7,860	2,078
Scientific Games Corp. - Class A *	46,350	3,306
Service Corp. International	76,741	4,385
Skechers USA, Inc. - Class A *	68,342	3,345
Taylor Morrison Home Corp. *	55,664	2,372
Tempur Sealy International, Inc.	87,576	3,796
Texas Roadhouse, Inc.	33,965	3,264
Thor Industries, Inc.	27,114	2,579
Toll Brothers, Inc.	55,625	4,114
TopBuild Corp. *	16,155	4,065
Travel + Leisure Co.	37,603	1,381
Under Armour, Inc. - Class A *	96,260	659
Under Armour, Inc. - Class C *	100,164	639
Vail Resorts, Inc.	19,614	4,352
Valvoline, Inc.	70,549	2,275
Visteon Corp. *	14,345	1,981
The Wendy’s Co.	86,243	1,760
Williams-Sonoma, Inc.	32,672	5,077
Wingstop, Inc.	15,251	2,743
Wyndham Hotels &
Resorts, Inc.	42,863	2,981
YETI Holdings, Inc. *	44,123	2,128

Total		166,444

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (4.3%)
BellRing Brands, Inc. *	66,880	2,757
BJ’s Wholesale Club Holdings, Inc. *	68,360	4,879
The Boston Beer Co., Inc. - Class A *	4,809	1,873
Casey’s General Stores, Inc.	19,022	5,165
Celsius Holdings, Inc. *	25,034	4,296
Coca-Cola Consolidated, Inc.	2,384	1,517
Coty, Inc. - Class A *	182,234	1,999
Darling Ingredients, Inc. *	81,138	4,235
Flowers Foods, Inc.	97,875	2,171
Grocery Outlet Holding Corp. *	50,254	1,450
Ingredion, Inc.	33,654	3,311
Lancaster Colony Corp.	10,320	1,703
Performance Food Group Co. *	79,436	4,676
Pilgrim’s Pride Corp. *	20,484	468
Post Holdings, Inc. *	25,854	2,217
Sprouts Farmers Market, Inc. *	51,895	2,221
US Foods Holding Corp. *	115,559	4,588

Total		49,526

Energy (5.8%)
Antero Midstream Corp.	173,260	2,076
Antero Resources Corp. *	143,638	3,646
ChampionX Corp.	100,007	3,562
Chesapeake Energy Corp.	57,234	4,935
Civitas Resources, Inc.	43,404	3,510
CNX Resources Corp. *	82,129	1,855
DT Midstream, Inc.	49,293	2,609
Equitrans Midstream Corp.	220,406	2,065
HF Sinclair Corp.	73,992	4,212
Matador Resources Co.	56,369	3,353
Murphy Oil Corp.	75,460	3,422
NOV, Inc.	200,321	4,187
Oasis Petroleum, Inc.	21,128	3,424
Ovintiv, Inc.	129,057	6,139
PBF Energy, Inc.	55,957	2,995
Permian Resources Corp.	141,227	1,972
Range Resources Corp.	122,777	3,979
Southwestern Energy Co. *	560,302	3,614

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Valaris, Ltd. *	32,370	2,427
Weatherford International PLC *	36,665	3,312

Total		67,294

Financials (14.5%)
Affiliated Managers Group, Inc.	17,830	2,324
Ally Financial, Inc.	138,090	3,684
American Financial Group, Inc.	33,676	3,761
Annaly Capital Management, Inc.	251,225	4,726
Associated Banc-Corp.	76,753	1,313
Bank OZK	53,525	1,984
Brighthouse Financial, Inc. *	33,328	1,631
Cadence Bank	92,891	1,971
CNO Financial Group, Inc.	57,462	1,364
Columbia Banking System, Inc.	106,104	2,154
Commerce Bancshares, Inc.	57,740	2,770
Cullen/Frost Bankers, Inc.	32,623	2,976
East West Bancorp, Inc.	71,974	3,794
Erie Indemnity Co.	12,689	3,728
Essent Group, Ltd.	54,425	2,574
Euronet Worldwide, Inc. *	24,000	1,905
Evercore, Inc. - Class A	17,737	2,446
F.N.B. Corp.	182,479	1,969
Federated Hermes, Inc.	44,929	1,522
First American Financial Corp.	52,439	2,962
First Financial Bankshares, Inc.	65,361	1,642
First Horizon Corp.	284,160	3,131
FirstCash Holdings, Inc.	18,817	1,889
FNF Group	131,540	5,433
Glacier Bancorp, Inc.	56,405	1,608
Hancock Whitney Corp.	43,809	1,620
The Hanover Insurance Group, Inc.	18,184	2,018
Home BancShares, Inc.	95,840	2,007
Interactive Brokers Group, Inc. - Class A	54,418	4,710
International Bancshares Corp.	27,145	1,176
Janus Henderson Group PLC	67,423	1,741
Jefferies Financial Group, Inc.	89,903	3,293
Kemper Corp.	30,631	1,287
Kinsale Capital Group, Inc.	11,194	4,636

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
MGIC Investment Corp.	143,611	2,397
Morningstar, Inc.	13,237	3,101
New York Community Bancorp, Inc.	367,527	4,168
Old National Bancorp	148,817	2,164
Old Republic International Corp.	134,657	3,628
Pinnacle Financial Partners, Inc.	39,047	2,618
Primerica, Inc.	18,197	3,530
Prosperity Bancshares, Inc.	47,678	2,602
Reinsurance Group of America, Inc.	33,680	4,890
RenaissanceRe Holdings, Ltd.	26,037	5,153
RLI Corp.	20,415	2,774
SEI Investments Co.	51,208	3,084
Selective Insurance Group, Inc.	30,811	3,179
SLM Corp.	115,007	1,566
South State Corp.	38,665	2,604
Starwood Property Trust, Inc.	151,162	2,925
Stifel Financial Corp.	53,137	3,265
Synovus Financial Corp.	74,354	2,067
Texas Capital Bancshares, Inc. *	24,418	1,438
UMB Financial Corp.	22,213	1,378
United Bankshares, Inc.	68,642	1,894
Unum Group	93,543	4,601
Valley National Bancorp	216,907	1,857
Voya Financial, Inc.	53,809	3,576
Webster Financial Corp.	88,134	3,553
WEX, Inc. *	21,853	4,110
Wintrust Financial Corp.	31,133	2,350

Total		168,221

Health Care (8.3%)
Acadia Healthcare Co., Inc. *	46,888	3,297
Amedisys, Inc. *	16,601	1,551
Arrowhead Pharmaceuticals, Inc. *	54,530	1,465
Azenta, Inc. *	30,601	1,536
Bruker Corp.	50,054	3,118
Chemed Corp.	7,671	3,987
Doximity, Inc. *	63,880	1,356
Encompass Health Corp.	50,986	3,424
Enovis Corp. *	25,338	1,336
Envista Holdings Corp. *	83,335	2,323

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Exelixis, Inc. *	161,966	3,539
Globus Medical, Inc. - Class A *	59,707	2,964
Haemonetics Corp. *	25,798	2,311
Halozyme Therapeutics, Inc. *	67,109	2,564
HealthEquity, Inc. *	43,486	3,177
ICU Medical, Inc. *	10,313	1,227
Inari Medical, Inc. *	25,966	1,698
Integra LifeSciences Holdings Corp. *	36,027	1,376
Jazz Pharmaceuticals PLC *	32,117	4,157
Lantheus Holdings, Inc. *	34,811	2,419
LivaNova PLC *	27,412	1,450
Masimo Corp. *	22,570	1,979
Medpace Holdings, Inc. *	11,817	2,861
Neogen Corp. *	100,105	1,856
Neurocrine Biosciences, Inc. *	49,678	5,589
Option Care Health, Inc. *	91,505	2,960
Patterson Cos., Inc.	43,284	1,283
Penumbra, Inc. *	19,553	4,730
Perrigo Co. PLC	68,874	2,200
Progyny, Inc. *	42,224	1,436
QuidelOrtho Corp. *	25,141	1,836
R1 RCM, Inc. *	100,170	1,510
Repligen Corp. *	26,379	4,194
Shockwave Medical, Inc. *	18,696	3,722
Sotera Health Co. *	50,319	754
Tenet Healthcare Corp. *	51,650	3,403
United Therapeutics Corp. *	23,875	5,393

Total		95,981

Industrials (22.0%)
Acuity Brands, Inc.	15,868	2,702
Advanced Drainage Systems, Inc.	35,228	4,010
AECOM	70,568	5,860
AGCO Corp.	31,616	3,740
ASGN, Inc. *	24,624	2,011
Avis Budget Group, Inc. *	10,050	1,806
The Brink’s Co.	23,617	1,716
Builders FirstSource, Inc. *	63,607	7,918
BWX Technologies, Inc.	46,534	3,489
CACI International, Inc. - Class A *	11,599	3,641
Carlisle Cos., Inc.	25,394	6,584
Chart Industries, Inc. *	21,352	3,611
Clean Harbors, Inc. *	25,619	4,288
Concentrix Corp.	21,980	1,761

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Crane NXT Co.	24,838	2,207
Curtiss-Wright Corp.	19,486	3,812
Donaldson Co., Inc.	61,680	3,679
EMCOR Group, Inc.	23,978	5,045
EnerSys	20,877	1,976
ESAB Corp.	28,810	2,023
ExlService Holdings, Inc. *	84,315	2,364
Exponent, Inc.	25,875	2,215
Flowserve Corp.	66,743	2,654
Fluor Corp. *	72,931	2,677
Fortune Brands Home & Security, Inc.	64,548	4,012
FTI Consulting, Inc. *	17,311	3,088
GATX Corp.	18,006	1,960
Genpact, Ltd.	84,866	3,072
Graco, Inc.	85,973	6,266
GXO Logistics, Inc. *	60,504	3,549
Hertz Global Holdings, Inc. *	68,078	834
Hexcel Corp.	42,972	2,799
Hubbell, Inc.	27,283	8,551
Insperity, Inc.	18,435	1,799
ITT, Inc.	41,768	4,089
KBR, Inc.	68,640	4,046
Kirby Corp. *	30,269	2,506
Knight-Swift Transportation Holdings, Inc.	82,044	4,115
Landstar System, Inc.	18,291	3,236
Lennox International, Inc.	16,260	6,088
Lincoln Electric Holdings, Inc.	29,207	5,310
ManpowerGroup, Inc.	25,222	1,849
MasTec, Inc. *	30,748	2,213
MAXIMUS, Inc.	30,923	2,309
MDU Resources Group, Inc.	103,609	2,029
The Middleby Corp. *	27,265	3,490
MSA Safety, Inc.	18,794	2,963
MSC Industrial Direct Co., Inc. - Class A	24,112	2,367
nVent Electric PLC	84,333	4,469
Oshkosh Corp.	33,218	3,170
Owens Corning, Inc.	45,697	6,234
Paylocity Holding Corp. *	21,823	3,965
RBC Bearings, Inc. *	14,781	3,461
Regal Rexnord Corp.	33,733	4,820
Ryder System, Inc.	23,156	2,477
Saia, Inc. *	13,499	5,381
Science Applications International Corp.	27,311	2,882
Sensata Technologies Holding PLC	77,539	2,933
Simpson Manufacturing Co., Inc.	21,708	3,252
Stericycle, Inc. *	47,070	2,104

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Sunrun, Inc. *	110,478	1,388
Terex Corp.	34,285	1,975
Tetra Tech, Inc.	27,088	4,118
The Timken Co.	33,246	2,443
The Toro Co.	52,858	4,392
Trex Co., Inc. *	55,229	3,404
UFP Industries, Inc.	31,470	3,223
Valmont Industries, Inc.	10,689	2,568
Vicor Corp. *	11,413	672
Watsco, Inc.	17,063	6,445
Watts Water Technologies, Inc. - Class A	13,930	2,407
Werner Enterprises, Inc.	32,235	1,256
WESCO International, Inc.	22,483	3,233
Woodward, Inc.	30,737	3,819
XPO Logistics, Inc. *	58,994	4,404

Total		255,224

Information Technology (10.7%)
ACI Worldwide, Inc. *	55,252	1,246
Allegro Microsystems, Inc. *	36,206	1,156
Amkor Technology, Inc.	53,213	1,203
Arrow Electronics, Inc. *	28,310	3,546
Aspen Technology, Inc. *	14,431	2,948
Avnet, Inc.	46,488	2,240
Belden, Inc.	21,518	2,078
Blackbaud, Inc. *	21,926	1,542
Calix, Inc. *	29,911	1,371
Ciena Corp. *	76,063	3,595
Cirrus Logic, Inc. *	27,828	2,058
Cognex Corp.	87,653	3,720
Coherent Corp. *	66,199	2,161
CommVault Systems, Inc. *	22,335	1,510
Crane Holdings Co.	24,558	1,365
Dolby Laboratories, Inc.	30,315	2,403
Dropbox, Inc. *	131,236	3,574
Dynatrace, Inc. *	120,875	5,648
Envestnet, Inc. *	25,256	1,112
GoDaddy, Inc. *	74,695	5,563
IPG Photonics Corp. *	15,182	1,542
Jabil, Inc.	66,579	8,448
Kyndryl Holdings, Inc. *	116,436	1,758
Lattice Semiconductor Corp. *	70,118	6,025
Littelfuse, Inc.	12,663	3,132
Lumentum Holdings, Inc. *	34,955	1,579
MACOM Technology Solutions Holdings, Inc. *	27,340	2,230

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Manhattan Associates, Inc. *	31,375	6,202
MKS Instruments, Inc.	31,969	2,767
National Instruments Corp.	66,895	3,988
NCR Corp. *	68,094	1,836
Novanta, Inc. *	18,217	2,613
Power Integrations, Inc.	29,192	2,228
Qualys, Inc. *	18,683	2,850
Silicon Laboratories, Inc. *	16,207	1,878
Super Micro Computer, Inc. *	23,230	6,370
Synaptics, Inc. *	20,103	1,798
TD SYNNEX Corp.	24,325	2,429
Teradata Corp. *	50,823	2,288
Universal Display Corp.	22,158	3,479
Vishay Intertechnology, Inc.	64,553	1,596
Vontier Corp.	78,717	2,434
The Western Union Co.	190,547	2,511
Wolfspeed, Inc. *	63,320	2,412

Total		124,432

Materials (6.9%)
Alcoa Corp.	90,774	2,638
AptarGroup, Inc.	33,393	4,175
Ashland Global Holdings, Inc.	26,067	2,129
Avient Corp.	46,335	1,637
Axalta Coating Systems, Ltd. *	112,779	3,034
Berry Global Group, Inc.	60,070	3,719
Cabot Corp.	28,456	1,971
The Chemours Co.	75,329	2,113
Cleveland-Cliffs, Inc. *	258,758	4,044
Commercial Metals Co.	59,406	2,935
Crown Holdings, Inc.	61,377	5,431
Eagle Materials, Inc.	18,025	3,001
Graphic Packaging Holding Co.	156,271	3,482
Greif, Inc. - Class A	12,954	865
Knife River Corp. *	25,899	1,265
Louisiana-Pacific Corp.	32,651	1,805
MP Materials Corp. *	73,201	1,398
NewMarket Corp.	3,509	1,597
Olin Corp.	64,022	3,200
Reliance Steel & Aluminum Co.	29,789	7,812
Royal Gold, Inc.	33,417	3,553
RPM International, Inc.	65,651	6,224
The Scotts Miracle-Gro Co.	21,141	1,093
Silgan Holdings, Inc.	42,502	1,832
Sonoco Products Co.	49,830	2,708
United States Steel Corp.	113,421	3,684
Westlake Corp.	16,237	2,024

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Materials continued
Worthington Industries, Inc.	15,497	958

Total		80,327

Real Estate (7.2%)
Agree Realty Corp.	49,243	2,720
Apartment Income REIT Corp.	75,891	2,330
Brixmor Property Group, Inc.	152,873	3,177
Corporate Office Properties Trust	57,216	1,363
Cousins Properties, Inc.	77,180	1,572
CubeSmart LP	114,358	4,360
EastGroup Properties, Inc.	23,091	3,845
EPR Properties	38,313	1,591
Equity LifeStyle Properties, Inc.	94,757	6,037
First Industrial Realty Trust, Inc.	67,258	3,201
Gaming and Leisure Properties, Inc.	133,605	6,086
Healthcare Realty Trust, Inc.	193,713	2,958
Independence Realty Trust, Inc.	114,125	1,606
Jones Lang LaSalle, Inc. *	24,253	3,424
Kilroy Realty Corp.	54,236	1,714
Kite Realty Group Trust	111,566	2,390
Lamar Advertising Co. - Class A	44,532	3,717
Medical Properties Trust, Inc.	304,389	1,659
National Retail Properties, Inc.	92,775	3,279
National Storage Affiliates Trust	42,213	1,340
Omega Healthcare Investors, Inc.	124,591	4,131
Park Hotels & Resorts, Inc.	109,726	1,352
Physicians Realty Trust	121,230	1,478
PotlatchDeltic Corp.	40,644	1,845
Rayonier, Inc.	69,375	1,974
Rexford Industrial Realty, Inc.	105,010	5,182
Sabra Health Care REIT, Inc.	117,605	1,639
Spirit Realty Capital, Inc.	71,868	2,410
STAG Industrial, Inc.	91,383	3,154
Vornado Realty Trust	81,420	1,847

Total		83,381

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Utilities (3.3%)
ALLETE, Inc.	29,211	1,542
Black Hills Corp.	34,162	1,728
Essential Utilities, Inc.	123,825	4,251
IDACORP, Inc.	25,781	2,414
National Fuel Gas Co.	46,718	2,425
New Jersey Resources Corp.	49,654	2,018
NorthWestern Corp.	30,566	1,469
OGE Energy Corp.	101,953	3,398
ONE Gas, Inc.	28,213	1,926
Ormat Technologies, Inc.	27,291	1,908
PNM Resources, Inc.	43,680	1,949
Portland General Electric Co.	51,051	2,067
Southwest Gas Holdings, Inc.	30,548	1,846
Spire, Inc.	26,769	1,515
UGI Corp.	106,576	2,451
Vistra Corp.	175,772	5,832

Total		38,739

Total Common Stocks (Cost: $916,908)		1,149,294

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 10/26/23 b	685,000	683

Total		683

Total Short-Term Investments (Cost: $683)		683

Total Investments (99.2%) (Cost: $917,591)@		1,149,977

Other Assets, Less Liabilities (0.8%)		9,780

Net Assets (100.0%)		1,159,757

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Future	Long	USD	4	43	12/23	$10,838	$(323)	$(18)

							$(323)	$(18)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$–	$–	$–	$–	$(18)	$(18)	$–
Centrally Cleared Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $917,591 and the net unrealized appreciation of investments based on that cost was $232,063 which is comprised of $321,935 aggregate gross unrealized appreciation and $89,872 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,149,294	$—	$—

Short-Term Investments	—	683	—

Total Assets:	$1,149,294	$683	$—

Liabilities:

Other Financial Instruments^

Futures	(323)	—	—

Total Liabilities:	$(323)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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